Joint venture transaction	12 Months Ended
Dec. 31, 2018
Joint Venture Transaction [Abstract]
Disclosure of joint ventures [text block]
6.	Joint venture transaction

On July 31, 2018, the Company completed the JV Transaction to sell 50% of Asanko’s 90% interest in the AGM and associated properties (see note 1). In conjunction with closing of the JV Transaction, the Company contributed its intercompany loans receivable from AGGL and Adansi Ghana ($454.4 million) to JV Finco. Of the Company’s contribution, $204.9 million has been capitalized into redeemable preference shares in JV Finco, with the balance being converted to equity in JV Finco. Additionally, the Company contributed another $5.0 million of cash as part of its equity investment in JV Finco, bringing its total equity investment in JV Finco to $254.5 million.

In consideration for its interests in the JV, Gold Fields:

contributed $165.0 million, representing its initial $164.9 million redeemable preference share investment in JV Finco, as well as its initial $0.1 million equity investments in AGGL, Adansi Ghana and JV Finco, respectively; and

will contribute an additional $20.0 million redeemable preference share investment to JV Finco based on an agreed Esaase development milestone, but in any event by no later than December 31, 2019. Once this contribution is received by JV Finco, it is to be repaid immediately to the Company as a redemption of $20.0 million of the redeemable preference shares held by the Company.

Upon closing of the JV Transaction, the Company derecognized the carrying amounts of the net assets of AGGL and Adansi Ghana, as well as the carrying amount of previously recognized non-controlling interests in AGGL, and recognized the fair value of the Company’s interest in the JV (see notes 1 and 14).

An after-tax loss of $143.3 million was recognized associated with the loss of control of the Company’s former Ghanaian subsidiaries and was determined as at July 31, 2018 as follows:

July 31, 2018
$

Fair value of interest retained
Fair value of financial assets (note 14)	168,081
Fair value of equity interest in JV	127,314
295,395
Less net assets derecognized
Cash and cash equivalents	24,368
Receivables	6,356
Inventories	63,460
Prepaid expenses and deposits	3,274
VAT receivable	9,672
Reclamation deposit	1,851
Exploration and evaluation assets	13,085
Mineral properties, plant and equipment	602,989
Accounts payable and accrued liabilities	(47,269)
Financial liabilities	(165,000)
Long-term incentive plan liability	(64)
Asset retirement provisions	(31,217)
Deferred income tax liability	(53,211)
Non-controlling interest	(899)
427,395
(132,000)
Accelerated accretion on long-term debt (note 16)	(6,226)
Transaction costs directly related to JV Transaction	(5,035)
Loss associated with loss of control of former Ghanaian subsidiaries	(143,261)

The loss associated with the loss of control was allocated to the following assets and liabilities of the disposal group as at the date of the closing of the JV Transaction:

		$
Mineral properties, plant and equipment (note 15)		(185,211)
Deferred income tax liability (note 11)	53,211
		(132,000)
Accelerated accretion on long-term debt (note 16)		(6,226)
Transaction costs directly related to JV Transaction		(5,035)
Loss associated with loss of control of former Ghanaian subsidiaries		(143,261)